Other liabilities - Additional information (Details ) - USD ($) $ in Thousands					12 Months Ended
	Jul. 20, 2021	Dec. 17, 2020	Nov. 02, 2020	Oct. 23, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Deferred income					$ 14,552	$ 8,751
Outstanding balance to be paid					14,700
Re-scheduled fixed concession fees payment (as a percent)			50.00%	50.00%
Percentage of annual concession fee to be paid	50.25%
Period for final years of the concession				6 years
Remeasurement of defined benefit obligation					28	(188)	$ (208)
Remeasurement of defined benefit obligation before taxes					69	(244)
Taxes relating to remeasurement of defined benefit obligation					41	$ 56
Payments of concession fees and development trusts that will be paid in installments		$ 38,000
Aeropuertos Andinos del Per S.A.
Disclosure of subsidiaries [line items]
Outstanding balance to be paid					$ 14,700
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Annual discount rate					0.97%	0.39%
Annual turnover rate					1.20%	1.00%
Annual employee termination benefit increase rate					2.40%	2.25%
Provisions					$ 6,000
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Annual discount rate					2.96%	3.33%
Annual turnover rate					11.50%	12.32%
Annual employee termination benefit increase rate					1.05%	1.31%
Annual employee termination benefit					8 years 6 months 21 days	8 years 3 months 29 days
Provisions					$ 1,900
Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of subsidiaries [line items]
Percentage of annual concession fee to be paid					50.00%